j.p. morgan acceptance corporation ii abs-15G

Exhibit 99.27

Seller Loan ID	JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
(redacted)	304678982	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Review value agrees with the approved DTI. Source of tape is unknown.
(redacted)	304725144	Sales Price	(redacted)	(redacted)	Tape Value is the Appraisal Value. Review Value is the Sales Price.
(redacted)	304725144	Original Loan to Value	(redacted)	(redacted)	Review Value calculated from the lesser sales price, (redacted). Tape is calculated from the greater appraisal value (redacted).
(redacted)	304725144	Original Combined Loan to Value	(redacted)	(redacted)	Review Value calculated from the lesser sales price, (redacted). Tape is calculated from the greater appraisal value (redacted).
(redacted)	304779582	Original Loan to Value	(redacted)	(redacted)	Review Value matches to the loan approval. Source of Tape Value is unknown.
(redacted)	304779582	Original Combined Loan to Value	(redacted)	(redacted)	Review Value matches to the loan approval. Source of Tape Value is unknown.
(redacted)	304779582	Total Debt to Income Ratio	(redacted)	(redacted)	Approved DTI (redacted), variance < (redacted) is non-material. Source of Tape Value is unknown.
(redacted)	304779582	Appraised Value	(redacted)	(redacted)	Review Value is the appraisal / cda value. Tape Value appears to be the estimated value at application.
(redacted)	304833239	Representative Credit Score	(redacted)	(redacted)	The qualifying score is (redacted) lower of the two middle scores.
(redacted)	304833239	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Variance is non-material. Min Required (redacted).
(redacted)	304850824	Appraised Value	(redacted)	(redacted)	Review Value is the opinion of market value as per the appraisal. Tape Value is the value based on the sales comparison approach.
(redacted)	304850824	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Variance is non-material (Min Required (redacted)).
(redacted)	304816951	Original Loan to Value	(redacted)	(redacted)	Variance is non-material.
(redacted)	304816951	Original Combined Loan to Value	(redacted)	(redacted)	Variance is non-material.
(redacted)	304816951	Appraised Value	(redacted)	(redacted)	Review Value captured per the appraisal. Source of Tape Value is unknown.
(redacted)	304847639	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Approved DSCR (redacted). Source of Tape Value is unknown.